Significant accounting judgments, estimates and assumptions	12 Months Ended
Dec. 31, 2025
Significant accounting judgments, estimates and assumptions
Significant accounting judgments, estimates and assumptions
3.	Significant accounting judgments, estimates and assumptions

The preparation of the Group’s consolidated financial statements requires management to make judgments, estimates and assumptions that affect the reported amounts of revenues, expenses, assets and liabilities, and the accompanying disclosures, and the disclosure of contingent liabilities at the date of the consolidated financial statements. Estimates and assumptions are continually evaluated and are based on management´s experience and other facts, including the expectations about future events that are believed to be reasonable under the current situation. Uncertainty about these estimates and assumptions could result in outcomes that require material adjustment to the carrying amount of assets and liabilities affected in future periods.

Further information on each of these areas and the impact on the consolidated financial statements and the accounting policies of the Group due to the application of significant accounting judgments, estimates and assumptions that have been used is presented below, as well as in the notes to the respective consolidated financial statements.

3.1.        Judgments

In the process of applying the Group’s accounting policies, Management has made the following judgments, which have the most significant effect on the amounts recognized in the consolidated financial statements:

(a)	Contingencies and uncertain tax positions (Note 30) -

By their nature, contingencies will be resolved only when one or more uncertain future events occur or fail to occur. The assessment of the existence and potential impact of contingencies inherently involves the exercise of significant judgment and the use of estimates regarding the outcome of future events. To identify uncertainties over income tax treatments, the Group makes a determination as to whether a tax treatment is probable of being accepted by the taxation authorities based on its tax compliance and transfer pricing studies.

Pursuant to Peruvian Law, once there is an adverse decision to a taxpayer at the administrative level, Superintendencia Nacional de Aduanas y de Administración Tributaria (SUNAT for its acronym in Spanish) is entitled to proceed to deliver notice to the taxpayer demanding payment, regardless of whether the taxpayer decides to appeal the decision at the judiciary level. However, the taxpayer’s payment of the SUNAT administrative claim does not entail a settlement of the tax dispute. Instead, this payment is required to be made for the taxpayer to continue the appeal process at the judiciary level and is subject to refund, with interest, if the taxpayer is successful in their judiciary level action.

When measuring the amount to be recorded as an account receivable considering the payments made at the administrative level, the Group applies IFRIC 23.

(b)	Development start date (Note 11) -

The Group assesses the status of each exploration project of its mining units to determine when the development phase begins. One of the criteria used to evaluate the development start date is when the Group determines that the property can be economically developed.

(c)	Production start date (Note 11) -

The Group assesses the stage of each mine under development to determine when a mine moves into the production phase, this begin when the mine is substantially complete and ready for its intended use. The criteria used to assess the start date are determined based on the unique nature of each mining project, such as the complexity of the project and its location. The Group considers various relevant criteria to assess when the production phase is considered to have commenced. Some of the criteria used to identify the production start date include, but are not limited to:

-	Level of capital expenditure incurred compared to the original construction cost estimates.
-	Completion of a reasonable period of testing of the mine plant and equipment.
-	Ability to produce minerals in saleable form (within specifications).
-	Ability to sustain ongoing production of minerals.

When a mine development project moves into the production phase, the capitalization of certain mine development costs cease and costs are either regarded as forming part of the cost of inventory or expensed, except for costs that qualify for capitalization relating to mining asset additions or improvements. It is also at this point that depreciation or amortization commences.

(d)	Useful life of property, plant and equipment (Note 11) -

Depreciation is calculated under the straight-line method of accounting considering the lower of estimated useful lives of the assets or estimated reserves of the mining unit. See note 2.4(h) for useful lives.

(e)	Revenue recognition (Note 19) -

The Group applies judgement for determining the timing of satisfaction of services of revenue from contracts with customers. The Group has concluded that revenue related to services such as energy generation and transmission, industrial services, and other services is to be recognized over time because the customer simultaneously receives and consumes the benefits provided by the Group.

The Group has determined that the output method is the best method in measuring progress of the services mentioned above due to the Group has the right to invoice an amount that corresponds directly to the performance completed to date.

3.2.        Estimates and assumptions -

The key assumptions concerning the future and other key sources of estimation uncertainty at the reporting date that have a risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year, are described below. The Group based its assumptions and estimates on parameters available when the consolidated financial statements were prepared. Existing circumstances and assumptions about future developments, however, may vary due to market changes or circumstances arising beyond the control of the Group. Such changes are reflected in the assumptions when they occur.

(a)	Determination of mineral reserves and resources -

Recoverable proven and probable reserves are the part of a mineral deposit than can be economically and legally extracted or produced at the time of the reserve and resources determination. The determination of reserves involves numerous uncertainties with respect to the ultimate geology of the ore bodies, including quantities, grades and recovery rates. Estimating the quantity and grade of reserves and resources requires the Group to determine the size, shape and depth of its ore bodies by analyzing geological data, such as sampling of drill holes, tunnels and other underground workings. In addition to the geology of the Group’s mines, assumptions are required to determine the economic feasibility of mining these reserves, including estimates of future commodity prices and demand, the mining methods the Group uses, and the related cost incurred to develop and mine its reserves and resources. The process to estimate proven and probable ore reserves and resources is audited by an independent consultant each year.

All estimated reserves and resources represent estimated quantities of mineral proven and probable that under current conditions can be economically and legally processed. Changes could occur on reserve and resource estimates due to, among others, revisions to the data or geological assumptions, changes in prices, production costs and results of exploration activities. Changes in estimated reserves and resources primarily affect the depreciation of development costs, property, plant and equipment related directly to mining activity, the provision for mine closure, the assessment of the deferred asset’s recoverability and the amortization period for development costs.

(b)	Units of production depreciation -

Reserves and resources (measured and indicated) are used in determining the depreciation and amortization of mine-specific assets, dissimilar to the subsidiary Sociedad Minera El Brocal S,A, who considers only reserves.

This results in a depreciation or amortization charge proportional to the depletion of the anticipated remaining life of mine production. Each mine’s life is assessed annually to evaluate: (i) physical life limitations inherent to the asset, and (ii) new assessments of mineral reserves economically recoverable. These calculations require the use of estimates and assumptions, including the amount of mineral reserves economically recoverable. Changes in these estimates are recorded prospectively.

(c)	Provision for closure of mining units (Note 14 (b)) -

The Group assesses its provision for closure of mining units at each reporting date using a discounted future cash flow model. In determining the amount of the provision, it is necessary to make significant assumptions and estimates, because many factors exist that can affect the final amount of this provision. These factors include estimates of the extent and costs of closure activities, technological changes, regulatory changes, cost increases as compared to the inflation rates, and changes in discount rates and periods such costs are expected to be incurred. These uncertainties may result in future actual expenditure differing from the amounts currently provided. The provision at the reporting date represents management’s best estimate of the present value of the future closure costs required.

(d)	Inventories and Net realizable value of inventories (Note 8) -

Net realizable value tests are performed at each reporting date and represent the estimated future sales price of the product the entity expects to realize when the product is processed and sold, less estimated costs to complete production and bring the product to sale.

For minerals outside leach platform inventories, finished and in-progress goods are measured by estimating the number of tons added and removed. The number of contained gold ounces is based on assay data, and the estimated recovery percentage is based on the expected processing method. Tonnages and ounces of mineral are verified by periodic surveys.

For minerals inside leach platform inventories, reasonable estimation methods are employed because it is generally impracticable to determine the mineral contained in leach platforms by physical count. The quantity of material delivered to leach platforms are based on surveyed volumes of mined material and daily production records. Sampling and assaying of blasthole cuttings determine the estimated ore grades of material delivered to leach platforms.

(e)	Impairment of long-lived assets (Note 11) -

The Group assesses each asset or cash generating unit (CGU) in each reporting period to determine whether any indication of impairment exists. Where an indicator of impairment exists, a formal estimate of the recoverable amount is made, which is considered the higher of (i) the fair value less costs of disposal and (FVLCD) (ii) value in use (VU). The assessments require the use of estimates and assumptions such as long-term commodity prices, discount rates, operating costs, among others. These estimates and assumptions are subject to risk and uncertainty.

When value in use is applied, the recoverable amount of mining assets is generally determined based on the present value of future cash flows arising from the continued use of the asset or CGU using market metal prices and other exchangeable assumptions, estimated quantities of recoverable minerals, production levels, operation costs and capital requirements, and eventual disposals of assets based on the last available life of mine plants (LOM). The capital expenses and operation related to the climate change initiatives of the Company are considered, when necessary, when determining the recoverable amount of each CGU.

When the Group uses fair value less cost of disposal (FVLCD), the recoverable amount is determined based on valuations prepared by an independent appraiser.

The Group has determined the operations of each mining unit as independent cash-generating units (CGUs).

(f)	Deferred income tax asset and recoverability (Note 30) -

Deferred tax assets are recognized for unused tax losses to the extent that it is probable that taxable profit will be available against which the losses can be utilized. Significant management judgment is required to determine the amount of deferred tax assets that can be recognized, based upon the likely timing and the level of future taxable profits together with future tax planning strategies.

(g)	Fair value of contingent consideration (Note 28 (c)) -

The contingent consideration arising from a business combination is measured at fair value at the date of acquisition, as part of the business combination. If the contingent consideration is eligible to be recognized as a financial liability, the fair value is subsequently re-measured at each date of the consolidated financial statements. Determining the fair value of the contingent consideration is based on a model of discounted future cash flows. The key assumptions take into account the likelihood of achieving each goal of financial performance as well as the discount rate.